Cash and Cash Equivalents - Summary of Reconciliation Between Amount of Cash and Cash Equivalents (Detail) - EUR (€) € in Thousands		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Cash And Cash Equivalents If Different From Statement Of Financial Position [Abstract]
Cash and cash equivalents in the statement of financial position		€ 48,187	€ 39,799	€ 62,131
Bank overdrafts repayable on demand		(2,111)	(1,974)	(1,762)
Cash and cash equivalents in the statement of cash flows	[1]	€ 46,076	€ 37,825	€ 60,369	€ 55,035

[1]	As at December 31, 2020, 2019 and 2018 cash and cash equivalents include bank overdrafts of 2,111, 1,974 and 1,762, respectively, that are repayable on demand and form an integral part of the Group’s cash management.